Schedule of accrued expenses and other current liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Sep. 30, 2025
Defined Benefit Plan Disclosure [Line Items]
Interest payables	$ 6,150	$ 5,420
Payroll payables	2,648	3,070
Accrued expenses	2,405	2,187
Amounts due to third-parties	3,001	752
Deposit payables		715
Others	421	955
Total	15,302	13,908
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due to third-parties	2,666	1,118
Borrowings from third parties (3)	$ 1,012	$ 443